ISSUED CAPITAL (Tables)	6 Months Ended
Jun. 30, 2018
ISSUED CAPITAL.
Schedule of total ordinary shares issued and outstanding

Number of Shares
a) Ordinary Shares
Total shares issued and outstanding at 31 December 2017	1,253,249,528
Shares issued during the year	5,614,447,268
Total shares issued and outstanding at 30 June 2018	6,867,696,796

Schedule of issued capital

2018
Six months ended 30 June	US$’000
b) Issued Capital
Beginning of the period	372,764
Shares issued in connection with:
Shares issued in conjunction with private placement	253,517
Total shares issued during the period	253,517
Cost of capital raising during the period	(10,297)
Closing balance at end of period	615,984